Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial liabilities designated at fair value through profit or loss	Financial liabilities designated at fair value through profit or loss
The accounting policy on financial assets and liabilities is presented in Note 2c IV.
ITAÚ UNIBANCO HOLDING has Debt securities designated at fair value through profit or loss in the amount of R$ 57 (R$ 318 at 12/31/2024), and in their totality with maturity over 1 year.
The effect of credit risk of these instruments is not significant at 12/31/2025 and 12/31/2024.
Debt securities do not have a defined amount on maturity, since they vary according to market quotation and an exchange variation component, respectively.